Other Income - Schedule of Other Income (Details) - Other income [Member] - USD ($)	12 Months Ended
	Sep. 03, 2024	Sep. 03, 2023
Schedule of Other Income [Line items]
Fair value gain on warrant liability		$ 2,106
Miscellaneous Income	7
Sundry Balances written back	8,372	50,113
Profit on Termination of Lease	30,396
Total other income	$ 38,775	$ 52,219